Note 3 - BBVA Group - Contribution to Consolidated Group Assets (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contribution To Consolidated Group Assets Line Items
Contributed To Consolidated Group Assets	€ 698,690,000,000	€ 676,689,000,000	€ 690,059,000,000
Banking And Other Financial Services [Member]
Contribution To Consolidated Group Assets Line Items
Contributed To Consolidated Group Assets	667,319,000,000	647,164,000,000	659,414,000,000
Insurance And Pension Fund [Member]
Contribution To Consolidated Group Assets Line Items
Contributed To Consolidated Group Assets	29,300,000,000	26,732,000,000	26,134,000,000
Other Non Financial [Member]
Contribution To Consolidated Group Assets Line Items
Contributed To Consolidated Group Assets	€ 2,071,000,000	€ 2,793,000,000	€ 4,511,000,000